Debt (United Dominion Realty L.P)	12 Months Ended
Dec. 31, 2011
United Dominion Realty L.P
DEBT
5.	DEBT

Our secured debt instruments generally feature either monthly interest and principal or monthly interest-only payments with balloon payments due at maturity. For purposes of classification in the following table, variable rate debt with a derivative financial instrument designated as a cash flow hedge is deemed as fixed rate debt due to the Operating Partnership having effectively established the interest rate for the underlying debt instrument. Secured debt consists of the following as of December 31, 2011 and 2010 (dollars in thousands):

			For the Year Ended December 31, 2011
	Principal Outstanding		Weighted Average Interest Rate	Weighted Average Years to Maturity	Number of Communities Encumbered
	December 31,
	2011	2010
Fixed Rate Debt
Mortgage notes payable	$457,723	$192,205	5.28%	4.0	7
Tax-exempt secured notes payable	—	13,325	N/A	—	—
Fannie Mae credit facilities	444,899	560,993	4.95%	6.0	7

Total fixed rate secured debt	902,622	766,523	5.12%	5.0	14
Variable Rate Debt
Mortgage notes payable	37,415	100,590	0.99%	1.5	2
Tax-exempt secured note payable	27,000	27,000	0.57%	18.2	1
Fannie Mae credit facilities	222,608	175,948	1.84%	4.3	20

Total variable rate secured debt	287,023	303,538	1.61%	5.3	23

Total secured debt	$1,189,645	$1,070,061	4.27%	5.1	37

As of December 31, 2011, the General Partner had secured credit facilities with Fannie Mae with an aggregate commitment of $1.3 billion with $1.1 billion outstanding. The Fannie Mae credit facilities are for an initial term of 10 years, bear interest at floating and fixed rates, and certain variable rate facilities can be extended for an additional five years at the General Partner’s option. At December 31, 2011, $744.5 million of the outstanding balance was fixed at a weighted average interest rate of 5.14% and the remaining balance of $310.5 million on these facilities had a weighted average variable interest rate of 1.63%. $667.5 million of these credit facilities were allocated to the Operating Partnership at December 31, 2011 based on the ownership of the assets securing the debt.

The following is information related to the credit facilities allocated to the Operating Partnership:

	December 31,
	2011	2010
	(dollar amounts in thousands)
Borrowings outstanding	$667,507	$736,941
Weighted average borrowings during the period ended	721,054	763,040
Maximum daily borrowings during the period	732,423	770,021
Weighted average interest rate during the period ended	4.4%	4.5%
Interest rate at the end of the period	4.1%	4.4%

The Operating Partnership may from time to time acquire properties subject to fixed rate debt instruments. In those situations, management will record the secured debt at its estimated fair value and amortize any difference between the fair value and par to interest expense over the life of the underlying debt instrument. The unamortized fair value adjustment of the fixed rate debt instruments on the Operating Partnership’s properties was a net premium/(discount) of $17.8 million and ($1.1 million) at December 31, 2011and 2010, respectively.

Fixed Rate Debt

Mortgage notes payable. Fixed rate mortgage notes payable are generally due in monthly installments of principal and interest and mature at various dates from December 2012 through May 2019 and carry interest rates ranging from 3.43% to 5.94%.

Secured credit facilities. At December 31, 2011, the General Partner had borrowings against its fixed rate facilities of $744.5 million of which $444.9 million was allocated to the Operating Partnership based on the ownership of the assets securing the debt. As of December 31, 2011, the fixed rate Fannie Mae credit facilities allocated to the Operating Partnership had a weighted average fixed interest rate of 4.95%.

Variable Rate Debt

Mortgage notes payable. Variable rate mortgage notes payable are generally due in monthly installments of principal and interest and mature on July 2013. Interest on the variable rate mortgage notes is based on LIBOR plus some basis points, which translated into interest rate of 0.99% at December 31, 2011.

Tax-exempt secured note payable. The variable rate mortgage note payable that secures tax-exempt housing bond issues matures in March 2030. Interest on this note is payable in monthly installments. The mortgage note payable has an interest rate of 0.57% as of December 31, 2011.

Secured credit facilities. At December 31, 2011, the General Partner had borrowings against its variable rate facilities of $310.5 million of which $222.6 million was allocated to the Operating Partnership based on the ownership of the assets securing the debt. As of December 31, 2011, the variable rate borrowings under the Fannie Mae credit facilities allocated to the Operating Partnership had a weighted average floating interest rate of 1.84%.

The aggregate maturities of the Operating Partnership’s secured debt due during each of the next five calendar years and thereafter are as follows (dollars in thousands):

	Fixed		Variable
	Mortgage Notes	Credit Facilities	Mortgage Notes	Tax Exempt Notes Payable	Credit Facilities	Total
2012	$54,484	$62,992	$—	$—	$92,715	$210,191
2013	16,538	29,805	37,415	—	—	83,758
2014	8,346	—	—	—	—	8,346
2015	193,209	—	—	—	—	193,209
2016	131,904	—	—	—	—	131,904
Thereafter	53,242	352,102	—	27,000	129,893	562,237

Total	$457,723	$444,899	$37,415	$27,000	$222,608	$1,189,645

Guarantor on Unsecured Debt

At December 31, 2010, the Operating Partnership was a guarantor on the General Partner’s unsecured credit facility, with an aggregate borrowing capacity of $600 million ($31.8 million outstanding at December 31, 2010). On October 25, 2011, the Operating Partnership issued a guarantee in conjunction with a $900 million unsecured revolving credit facility entered into by the General Partner. The facility replaced the General Partner’s $600 million credit facility. At December 31, 2011, the outstanding balance under the $900 million unsecured credit facility was $421.0 million.

The Operating Partnership is also a guarantor on the General Partner’s $250 million term loan which matures January 2016, a $100 million term loan which matures December 2016, and $300 million of medium-term notes due June 2018. Subsequent to December 31, 2011, the Operating Partnership issued an additional guarantee on medium term notes issued by the General Partner. See Note 13, Subsequent Event.